Marketable Securities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of period	$ 105,218	$ 83,575
Increase in fair value	20,799	21,643
Fair value and carrying value at balance sheet date	$ 126,017	$ 105,218